Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Expense by nature [line items]
Other operating income and expenses	$ (333.4)	$ (12.0)	$ 710.0	$ (496.3)
Defined contribution plans	3,711.0		2,809.5	2,609.7
Defined benefit plans	192.5		204.9	259.6
Depreciation of property, plant and equipment and right-of-use assets	414,187.7	14,931.1	324,538.4	281,411.8
Amortization of intangible assets	8,207.2	$ 295.9	7,186.2	5,472.4
Post-employment benefits	3,903.5		3,014.4	2,869.3
Depreciation of property, plant and equipment and right-of-use assets [members]
Expense by nature [line items]
Cost of revenue	386,103.9		299,311.4	256,530.9
Operating expenses	27,936.2		25,191.3	24,856.7
Other operating income and expenses	147.6		35.7	24.2
Amortization of intangible assets [members]
Expense by nature [line items]
Cost of revenue	5,574.3		4,837.7	3,069.9
Operating expenses	2,632.9		2,348.5	2,402.5
Employee benefits expenses [members]
Expense by nature [line items]
Cost of revenue	98,012.8		83,099.0	64,702.0
Operating expenses	66,934.3		57,718.4	45,282.6
Defined contribution plans	3,711.0		2,809.5	2,609.7
Defined benefit plans	192.5		204.9	259.6
Other employee benefits	161,043.6		137,803.0	107,115.3
Employee benefits expenses	$ 164,947.1		$ 140,817.4	$ 109,984.6